Certificate Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Certificate Liabilities (Tables) [Line Items]
Relationship and Fair Value Of The Certificate Liability Programs and the Assets

The relationship and fair value of the certificate liability programs and the assets held to hedge them are presented below:

Liabilities			Assets
Name	Fair value methodology	Type of asset economically hedging the liability	Fair value methodology	Location on Consolidated Balance Sheets
CS Physical Certificate Liabilities	Price of referenced digital asset	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets — held for operations
XBT Physical Certificate Liabilities	Price of referenced digital assets	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets — held for operations
XBT Certificate Liability	Traded price of XBT certificate liability, adjusted for material market conditions related to movements in the underlying coin prices through 11:59:59 GMT	Referenced digital asset	Quoted price of digital asset in principal market at 11:59:59 GMT	Digital assets — held for operations
		Digital asset ETPs which track the referenced digital asset price	Price of digital asset ETP	Digital asset exchange traded products
		Digital asset futures which track the referenced digital asset price	Price of digital asset future	Prepaids and other current assets Other non-current assets

Schedule of Fair Value of Certificate Liability Programs and Assets Held to Hedge
	For the Six Months Ended June 30,
	2026	2025
Gains from operations, net of change in XBT pricing differential	$3,425	$4,344
(Loss)/Gain from change in XBT pricing differential	(16,556)	18,122
Total (losses)/gains from operations	$(13,131)	$22,466

Schedule of Fair Value of the Certificate Liabilities

The table below disaggregates the balance of the certificate liabilities by corresponding referenced digital assets:

	As of
	June 30, 2026	December 31, 2025
CoinShares XBT Provider
CoinShares XBTP – Bitcoin	$1,042,940	$1,768,572
CoinShares XBTP – Ethereum	315,064	696,435
Total XBT Certificate Liabilities	$1,358,004	$2,465,007

CoinShares Physical
CoinShares Physical – Bitcoin	$882,116	$1,222,197
CoinShares Physical – Staked Ethereum	195,192	291,152
CoinShares Physical – Staked Solana	111,714	189,058
CoinShares Physical – XRP	125,444	226,084
CoinShares Physical – Other	92,326	112,663
Total CS Physical certificate liabilities	$1,406,792	$2,041,154

CoinShares XBT Provider Physical
CS XBTP Physical Staked Solana	$542	$613
CS XBTP Physical Other	784	666
Total XBT CS Physical Certificate Liabilities	$1,326	$1,279

Schedule of Breakdown of Certificate Type

Breakdown of certificate type by number and value:

(in thousands, except number of certificates)	As of
Certificate type	Number of certificates		Dollars
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Bitcoin Tracker One	2,096,355	2,249,885	$517,474	$885,201
Bitcoin Tracker Euro	213,291	225,032	525,465	883,371
Ether Tracker One	10,148,660	10,353,931	120,558	265,659
Ether Tracker Euro	1,642,761	1,677,905	194,507	430,776
CoinShares Bitcoin ETP	15,706,757	14,488,307	882,113	1,222,197
CoinShares Ethereum Staking ETP	4,123,973	3,251,673	195,192	291,152
CoinShares Litecoin ETP	800,220	698,920	6,161	9,992
CoinShares XRP ETP	3,274,564	3,298,284	125,444	226,083
CoinShares Polkadot Staking ETP	3,216,000	2,775,000	3,229	6,010
CoinShares Tezos Staking ETP	3,807,400	3,760,900	4,681	10,909
CoinShares Solana Staking ETP	13,466,523	13,560,223	111,714	189,058
CoinShares Chainlink ETP	13,753,400	13,483,400	9,233	15,577
CoinShares Uniswap ETP	10,827,500	8,387,500	2,814	4,483
CoinShares Cardano Staking ETP	61,015,625	47,690,625	9,659	17,354
CoinShares Cosmos Staking ETP	1,630,500	1,630,500	1,490	1,864
CoinShares Polygon Staking ETP	3,501,500	3,101,500	2,737	3,497
CoinShares Algorand Staking ETP	8,229,700	7,794,700	7,306	9,225
CoinShares SEI Staking ETP	2,111,000	1,985,000	1,012	2,227
CoinShares TON Staking ETP	360,000	110,000	276	91
(in thousands, except number of certificates)	As of
Certificate type	Number of certificates		Dollars
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
CoinShares BNB Staking ETP	10,000	—	27	—
CoinShares Hyperliquid Staking ETP	4,730,200	—	19,832	—
CoinShares Physical Top 10 Crypto Market	423,800	332,600	7,766	10,037
CoinShares Physical Smart Contract Platform	112,000	119,000	1,443	2,412
CoinShares Finanzen.net Top 10 Crypto ETP	1,683,000	1,394,500	14,663	18,986
CoinShares XBTP Physical Litecoin	20,000	20,000	59	108
CoinShares XBTP Physical XRP	153,000	63,000	311	232
CoinShares XBTP Physical Chainlink	30,000	30,000	74	129
CoinShares XBTP Physical Uniswap	45,000	5,000	122	29
CoinShares XBTP Physical Staked Cardano	163,000	23,000	167	56
CoinShares XBTP Physical Staked Polkadot	60,000	60,000	51	112
CoinShares XBTP Physical Staked Solana	240,000	160,000	542	613
Total certificates	167,595,729	142,730,385	$2,766,122	$4,507,440

Coinshares International Limited [Member]
Certificate Liabilities (Tables) [Line Items]
Schedule of Fair Value of the Certificate Liabilities

The fair value of the certificate liabilities is primarily driven by (i) the market price of the referenced digital asset and (ii) the number of certificates outstanding. To economically hedge its exposure, the Group holds corresponding digital assets in respect of the issued certificates.

	As of December 31,
	2025	2024
CoinShares XBT Provider
CoinShares XBTP – Bitcoin	$1,768,572	$2,675,425
CoinShares XBTP – Ethereum	696,435	1,020,112
Total XBT Certificate Liabilities	$2,465,007	$3,695,537

CoinShares Physical
CoinShares Physical – Bitcoin	$1,222,197	$773,007
CoinShares Physical – Staked Ethereum	291,152	278,318
CoinShares Physical – Staked Solana	189,058	127,568
CoinShares Physical – XRP	226,084	144,313
CoinShares Physical – Other	112,663	130,737
Total CS Physical certificate liabilities	$2,041,154	$1,453,943

CoinShares XBT Provider Physical
CS XBTP Physical Staked Solana	$613	$—
CS XBTP Physical Other	666	—
Total XBT CS Physical Certificate Liabilities	$1,279	$—

Schedule of Breakdown of Certificate Type

Breakdown of certificate type by number and value:

(in thousands, except number of certificates)	As of December 31,
	Number of certificates		Dollars
Certificate type	2025	2024	2025	2024
Bitcoin Tracker One	2,249,885	2,713,492	$885,201	$1,200,872
Bitcoin Tracker Euro	225,032	332,913	883,371	1,474,552
Ether Tracker One	10,353,931	12,287,008	265,659	370,577
Ether Tracker Euro	1,677,905	2,119,967	430,776	649,535
CoinShares Bitcoin ETP	14,488,307	8,555,086	1,222,197	773,007
CoinShares Ethereum Staking ETP	3,251,673	2,803,190	291,152	278,318
CoinShares Litecoin ETP	698,920	607,000	9,992	11,839
CoinShares XRP ETP	3,298,284	1,831,780	226,083	144,312
CoinShares Polkadot Staking ETP	2,775,000	1,698,100	6,010	12,997
CoinShares Tezos Staking ETP	3,760,900	839,000	10,909	5,878
CoinShares Solana Staking ETP	13,560,223	6,181,100	189,058	127,568
CoinShares Chainlink ETP	13,483,400	8,021,000	15,577	15,433
CoinShares Uniswap ETP	8,387,500	6,190,000	4,483	7,873
CoinShares Cardano Staking ETP	47,690,625	34,472,500	17,354	31,182
CoinShares Cosmos Staking ETP	1,630,500	694,500	1,864	2,433
CoinShares Polygon Staking ETP	3,101,500	1,443,500	3,497	7,131
CoinShares Algorand Staking ETP	7,794,700	5,026,000	9,225	17,703
CoinShares SEI Staking ETP	1,985,000	—	2,227	—
CoinShares TON Staking ETP	110,000	—	91	—
CoinShares Physical Top 10 Crypto Market	332,600	114,000	10,037	3,786
CoinShares Physical Smart Contract Platform	119,000	121,000	2,412	3,343
(in thousands, except number of certificates)	As of December 31,
	Number of certificates		Dollars
Certificate type	2025	2024	2025	2024
CoinShares Finanzen.net Top 10 Crypto ETP	1,394,500	730,000	18,986	11,141
CoinShares XBTP Physical Litecoin	20,000	—	108	—
CoinShares XBTP Physical XRP	63,000	—	232	—
CoinShares XBTP Physical Chainlink	30,000	—	129	—
CoinShares XBTP Physical Uniswap	5,000	—	29	—
CoinShares XBTP Physical Staked Cardano	23,000	—	56	—
CoinShares XBTP Physical Staked Polkadot	60,000	—	112	—
CoinShares XBTP Physical Staked Solana	160,000	—	613	—
Total certificates	142,730,385	96,781,136	$4,507,440	$5,149,480

Schedule of Reconciliation of Certificates

Reconciliation of certificates

	For the year ended December 31,
	2025	2024
Opening position	$5,149,480	$2,948,821
Movement from net redemption of XBT Certificate Liabilities	(971,063)	(766,319)
Movement from net issuance of XBT CS Physical Certificate Liabilities	1,859	—
Movement from net issuance of CS Physical Certificate Liabilities	1,101,229	165,188
Management fee, net	(87,830)	(83,109)
(Gain)/loss on certificate liabilities	(802,747)	2,910,985
Translation of foreign currency denominated holdings	116,512	(26,086)
Closing position	$4,507,440	$5,149,480